Cash and Cash Equivalent- Summary of Cash and Cash Equivalents (Parenthetical) (Detail) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [line items]
Time deposit maturity period	90 days
GyM Ferrovias SA. [member]
Disclosure of cash and cash equivalents [line items]
Reserve fund for bond payments	S/ 133	S/ 108
Norvial S.A. [member]
Disclosure of cash and cash equivalents [line items]
Reserve fund for bond payments	S/ 13	S/ 16
Bottom of range [member]
Disclosure of cash and cash equivalents [line items]
Time deposit interest rate	2.50%
Top of range [member]
Disclosure of cash and cash equivalents [line items]
Time deposit interest rate	3.50%